Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

9. Inventories

in EUR	12/31/2022	12/31/2021
Raw materials and supplies	12,857,659	19,578,604
Work in progress	2,547,396	1,642,247
Finished goods and merchandise	5,134,153	14,628,795
Inventories	20,539,208	35,849,646

During 2022, an amount of TEUR 162,474 (2021: TEUR 129,426, 2020: TEUR 105,030) for inventories was recognized as cost of sales.

Payments on account for inventories resulting from prepayments made to suppliers for inventories amounted to TEUR 876 in 2021 and were presented under raw materials and supplies, and were reclassified in 2022 to other non-financial assets.

There was an inventory write-down in 2022 of TEUR 40 (2021: TEUR 115, 2020 TEUR 96).